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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2011

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Tamalpais Asset Management LP
Address:      3 Harbor Dr Ste. 204
              Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Darren Huber
Title:      Chief Compliance Officer
Phone:      415-289-3606

Signature, Place, and Date of Signing:

    /s/ Darren Huber            Sausalito, CA            November 2, 2011
------------------------  -------------------------  -------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:         43

Form 13F Information Table Value Total:       $134,297
                                       (thousands)
List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                         COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7    COLUMN 8
--------                     ------------------ ------------ -------- -------------------- ----------  -------- ----------------
                                                                                                                    VOTING
                                                              VALUE    SHRS OR   SH/  PUT/ INVESTMENT   OTHER      AUTHORITY
NAME OF ISSUER                TITLE OF CLASS       CUSIP     (x$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGER  SOLE  SHARE NONE
--------------               ------------------ ------------ -------- ---------- ---- ---- ----------  -------- ----- ----- ----
AK STL HLDG CORP             COM                001547 10 8  $   353      53,983 SH          SOLE               SOLE
AT&T INC                     COM                00206R 10 2  $ 2,720      95,360 SH          SOLE               SOLE
ALLSTATE CORP                COM                020002 10 1  $ 5,511     231,541 SH          SOLE               SOLE
APACHE CORP                  COM                037411 10 5  $ 2,212      27,567 SH          SOLE               SOLE
BANK OF AMERICA CORPORATION  COM                060505 10 4  $ 4,215     688,806 SH          SOLE               SOLE
BANK OF AMERICA CORPORATION  * W EXP 01/16/201  060505 14 6  $   230      85,000 SH          SOLE               SOLE
BEAZER HOMES USA INC)        COM                07556Q 10 5  $    64      42,638 SH          SOLE               SOLE
BOEING CO                    COM                097023 10 5  $ 1,890      31,232 SH          SOLE               SOLE
CISCO SYS INC                COM                17275R 10 2  $ 4,651     300,253 SH          SOLE               SOLE
CITIGROUP INC                COM NEW            172967 42 4  $ 2,445      95,446 SH          SOLE               SOLE
CUMMINS INC                  COM                231021 10 6  $   980      12,000 SH          SOLE               SOLE
DISNEY WALT CO               COM DISNEY         254687 10 6  $ 4,060     134,623 SH          SOLE               SOLE
DU PONT E I DE NEMOURS & CO  COM                263534 10 9  $ 2,155      53,914 SH          SOLE               SOLE
E M C CORP MASS              COM                268648 10 2  $ 1,209      57,620 SH          SOLE               SOLE
ETFS PLATINUM TR             SH BEN INT         26922V 10 1  $ 3,758      25,000 SH          SOLE               SOLE
ENERGY CONVERSION DEVICES IN NOTE 3.000% 6/1    292659 AA 7  $ 1,880   4,000,000 PRN         SOLE               SOLE
EXELON CORP                  COM                30161N 10 1  $   370       8,694 SH          SOLE               SOLE
FREEPORT-MCMORAN COPPER & GO COM                35671D 85 7  $ 2,295      75,367 SH          SOLE               SOLE
GENERAL ELECTRIC CO          COM                369604 10 3  $ 6,910     451,627 SH          SOLE               SOLE
GOOGLE INC                   CL A               38259P 50 8  $   958       1,862 SH          SOLE               SOLE
HECKMANN CORP                * W EXP 11/09/201  422680 11 6  $    33     325,000 SH          SOLE               SOLE
HUMAN GENOME SCIENCES INC    NOTE 2.250%10/1    444903 AK 4  $ 2,539   2,500,000 PRN         SOLE               SOLE
JPMORGAN CHASE & CO          COM                46625H 10 0  $ 5,877     195,105 SH          SOLE               SOLE
MGIC INVT CORP WIS           COM                552848 10 3  $   234     125,000 SH          SOLE               SOLE
MEDTRONIC INC                COM                585055 10 6  $ 1,009      30,362 SH          SOLE               SOLE
MERCK & CO INC NEW           COM                58933Y 10 5  $ 5,568     169,093 SH          SOLE               SOLE
MICROSOFT CORP               COM                594918 10 4  $ 2,324      93,368 SH          SOLE               SOLE
MICRON TECHNOLOGY INC        COM                595112 10 3  $   778     154,400 SH          SOLE               SOLE
NOVAGOLD RES INC             NOTE 5.500% 5/0    66987E AA 5  $14,966  13,500,000 PRN         SOLE               SOLE
OCCIDENTAL PETE CORP DEL     COM                674599 10 5  $ 3,084      43,105 SH          SOLE               SOLE
PEPSICO INC                  COM                713448 10 8  $ 5,265      85,058 SH          SOLE               SOLE
PFIZER INC                   COM                717081 10 3  $ 2,443     138,197 SH          SOLE               SOLE
POWERWAVE TECHNOLOGIES INC   COM                739363 10 9  $   146      85,000 SH          SOLE               SOLE
RAMBUS INC DEL               NOTE 5.000% 6/1    750917 AC 0  $ 4,485   4,000,000 PRN         SOLE               SOLE
SCHLUMBERGER LTD             COM                806857 10 8  $ 3,836      64,317 SH          SOLE               SOLE
STILLWATER MNG CO            NOTE 1.875% 3/1    86074Q AF 9  $18,176  19,221,000 PRN         SOLE               SOLE
STILLWATER MINING CO         COM                86074Q 10 2  $    36       4,200 SH          SOLE               SOLE
TARGET CORP                  COM                87612E 10 6  $ 1,047      21,342 SH          SOLE               SOLE
3M CO                        COM                88579Y 10 1  $ 4,205      58,570 SH          SOLE               SOLE
UNITED PARCEL SERVICE INC    CL B               911312 10 6  $ 2,420      38,319 SH          SOLE               SOLE
VIRGIN MEDIA INC             NOTE 6.500%11/1    92769L AB 7  $ 3,834   2,500,000 PRN         SOLE               SOLE
WAL MART STORES INC          COM                931142 10 3  $ 1,589      30,611 SH          SOLE               SOLE
WELLS FARGO & CO NEW         COM                949746 10 1  $ 1,537      63,720 SH          SOLE               SOLE
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